Called-up share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2022		2021		2020
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	20,778,082	5,194	21,449,782	5,362	21,535,840	5,383
Issue of new shares for employee share-based payment plans	55,000	14	35,001	9	34,000	9
Issue of new shares – other	165,105	41	—	—	—	—
Repurchase of ordinary share capital	(1,900,404)	(475)	(706,701)	(177)	(120,058)	(30)
At 31 December	19,097,783	4,774	20,778,082	5,194	21,449,782	5,362
		4,795		5,215		5,383
[a]The nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.
Treasury shares[a]

		2022		2021		2020
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,137,457	283	1,187,650	296	1,296,856	323
Purchases for settlement of employee share plans	14,150	4	1,432	—	—	—
Issue of new shares for employee share-based payment plans	55,000	14	35,096	9	34,116	9
Shares re-issued for employee share-based payment plans	(81,680)	(20)	(86,721)	(22)	(143,322)	(36)
At 31 December	1,124,927	281	1,137,457	283	1,187,650	296
Of which – shares held in treasury by bp	940,571	235	1,037,201	259	1,105,157	275
– shares held in ESOP trusts	184,356	46	100,256	24	82,491	21
– shares held by bp’s US share plan administrator[b]	—	—	—	—	2	—
[a]See Note 32 for definition of treasury shares.
[b]Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.